Related Party Transactions - Schedule of Compensation of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Short-term employee benefits	$ 896	$ 1,459	$ 4,255
Other long-term benefit	2	6	13
Total key management personnel	$ 898	$ 1,465	$ 4,268